Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2018	Dec. 31, 2016
Organization And Summary Of Significant Accounting Policies [Line Items]
Receivables (included in Trade receivables)	$ 892,625	$ 946,938
Operating Lease, Right-of-Use Asset	287,870	$ 0		$ 308,300
Operating Lease, Liability	$ 291,111			313,300
Cumulative adjustment relating to the adoption of ASC 2016-16					$ (33,719)
Minimum percentage chance of tax benefit realization in final settlement	50.00%
Prior service costs from plan improvements amortization period, minimum, years	10 years
Prior service costs from plan improvements amortization period, maximum, years	20 years
Amortization period of internal and external development costs, years	7 years
Difference amount between basic and diluted net income per share (in dollars per share)	$ 0.01	$ 0.01	$ 0
Inventories	$ 1,123,068	$ 1,078,537
Machinery and equipment [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, years	20 years
Minimum [Member] | Customer Relationships [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Other intangible assets amortized period, years	11 years
Minimum [Member] | Patents [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Other intangible assets amortized period, years	11 years
Minimum [Member] | Trade Names [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Other intangible assets amortized period, years	14 years
Minimum [Member] | Technological Know-how [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Other intangible assets amortized period, years	5 years
Minimum [Member] | Buildings And Improvements [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, years	10 years
Minimum [Member] | Machinery and equipment [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, years	3 years
Minimum [Member] | Information Technology Hardware And Software [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, years	3 years
Maximum [Member] | Customer Relationships [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Other intangible assets amortized period, years	23 years
Maximum [Member] | Patents [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Other intangible assets amortized period, years	15 years
Maximum [Member] | Trade Names [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Other intangible assets amortized period, years	28 years
Maximum [Member] | Technological Know-how [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Other intangible assets amortized period, years	28 years
Maximum [Member] | Buildings And Improvements [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, years	40 years
Maximum [Member] | Information Technology Hardware And Software [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, years	7 years
Accounting Standards Update 2016-02 [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative adjustment relating to the adoption of ASC 2016-16		23,094
Accounting Standards Update 2017-12 [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative adjustment relating to the adoption of ASC 2016-16		0
Retained earnings [Member] | Accounting Standards Update 2016-02 [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative adjustment relating to the adoption of ASC 2016-16		23,094		$ 23,100
Retained earnings [Member] | Accounting Standards Update 2017-12 [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative adjustment relating to the adoption of ASC 2016-16		(981)
Trade Accounts Receivable With Factoring Agreements [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Trade Receivables Held-for-sale, Amount	$ 100,000
Receivables (included in Trade receivables)	205,700	168,300	$ 160,100
Proceeds From Sale Of Accounts Receivable	37,700	13,600	15,000
Payments To Participate In Factoring Receivable Program	$ 7,100	$ 3,400	$ 3,000